Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value

		In millions of won
Land	￦	14,135,452	(23,474)	—	(27,487)	14,084,491
Buildings		22,974,569	(52,122)	(10,041,270)	(7,073)	12,874,104
Structures		78,474,620	(172,021)	(30,171,363)	(13,205)	48,118,031
Machinery		101,062,220	(140,082)	(48,791,847)	(514,991)	51,615,300
Ships		2,068	—	(1,891)	—	177
Vehicles		371,207	(1,675)	(281,833)	(117)	87,582
Equipment		1,989,115	(149)	(1,591,890)	(42)	397,034
Tools		1,256,189	(64)	(1,073,086)	(38)	183,001
Construction-in-progress		30,313,624	(111,822)	—	(157,530)	30,044,272
Right-of-use assets		7,848,138	—	(3,788,741)	—	4,059,397
Asset retirement costs		14,348,920	—	(5,277,109)	(146,423)	8,925,388
Others		14,852,245	—	(12,106,384)	—	2,745,861

	￦	287,628,367	(501,409)	(113,125,414)	(866,906)	173,134,638

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value

		In millions of won
Land	￦	14,298,409	(27,405)	—	(27,472)	14,243,532
Buildings		24,230,827	(50,437)	(10,931,672)	(6,955)	13,241,763
Structures		83,055,890	(165,608)	(32,596,265)	(10,390)	50,283,627
Machinery		108,749,243	(127,126)	(54,015,594)	(541,864)	54,064,659
Ships		17,264	—	(3,788)	—	13,476
Vehicles		393,046	(2,045)	(305,242)	(117)	85,642
Equipment		2,168,348	(6,608)	(1,732,564)	(43)	429,133
Tools		1,306,509	(99)	(1,128,002)	(6)	178,402
Construction-in-progress		28,064,266	(135,926)	—	(22,795)	27,905,545
Right-of-use assets		5,992,724	—	(2,281,599)	—	3,711,125
Asset retirement costs		17,620,603	—	(6,185,214)	(146,422)	11,288,967
Others		15,520,160	—	(13,100,723)	—	2,419,437

	￦	301,417,289	(515,254)	(122,280,663)	(756,064)	177,865,308

(2)	Changes in property, plant and equipment for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance

		In millions of won
Land	￦	13,943,326	9,561	(54,447)	—	—	209,525	14,107,965
(Government grants)		(23,475)	—	1	—	—	—	(23,474)
Buildings		12,616,532	9,036	(19,974)	(889,539)	—	1,210,171	12,926,226
(Government grants)		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		46,258,855	630	(319,287)	(2,582,488)	(741)	4,933,083	48,290,052
(Government grants)		(180,009)	—	1,811	9,517	—	(3,340)	(172,021)
Machinery		50,038,787	268,126	(135,803)	(5,759,425)	—	7,343,697	51,755,382
(Government grants)		(157,785)	—	531	17,519	—	(347)	(140,082)
Ships		255	—	—	(103)	—	25	177
Vehicles		78,983	4,807	(4,298)	(37,980)	—	47,745	89,257
(Government grants)		(632)	(26)	—	460	—	(1,477)	(1,675)
Equipment		407,843	54,875	(667)	(184,007)	—	119,139	397,183
(Government grants)		(227)	—	—	95	—	(17)	(149)
Tools		192,387	19,389	(89)	(81,984)	—	53,362	183,065
(Government grants)		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		30,964,938	12,183,430	(66,965)	—	(3,315)	(12,921,994)	30,156,094
(Government grants)		(79,126)	5,027	—	—	—	(37,723)	(111,822)
Right-of-use assets		4,542,166	78,213	(11,787)	(558,565)	—	9,370	4,059,397
Asset retirement costs		7,413,171	92	(209)	(844,518)	—	2,356,852	8,925,388
Others		2,752,081	5,311	(2,332)	(869,310)	—	860,111	2,745,861

	￦	168,710,600	12,638,471	(613,515)	(11,774,945)	(4,056)	4,178,083	173,134,638

		2022
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance

		In millions of won
Land	￦	14,107,965	9,535	(49,377)	—	—	202,814	14,270,937
(Government grants)		(23,474)	—	1	—	—	(3,932)	(27,405)
Buildings		12,926,226	3,202	(19,918)	(906,528)	(449)	1,289,667	13,292,200
(Government grants)		(52,122)	—	—	5,360	—	(3,675)	(50,437)
Structures		48,290,052	217,450	(277,308)	(2,677,395)	(3,669)	4,900,105	50,449,235
(Government grants)		(172,021)	—	1,250	9,568	—	(4,405)	(165,608)
Machinery		51,755,382	248,932	(188,924)	(5,748,407)	(33,191)	8,157,993	54,191,785
(Government grants)		(140,082)	—	405	17,283	—	(4,732)	(127,126)
Ships		177	—	—	(1,053)	—	14,352	13,476
Vehicles		89,257	1,813	(88)	(41,907)	—	38,612	87,687
(Government grants)		(1,675)	—	—	663	—	(1,033)	(2,045)
Equipment		397,183	79,369	(183)	(205,908)	(1)	165,281	435,741
(Government grants)		(149)	—	—	494	—	(6,953)	(6,608)
Tools		183,065	25,291	(180)	(77,902)	—	48,227	178,501
(Government grants)		(64)	—	—	32	—	(67)	(99)
Construction-in-progress		30,156,094	11,671,907	(197,293)	—	134,735	(13,723,972)	28,041,471
(Government grants)		(111,822)	23,155	17	—	—	(47,276)	(135,926)
Right-of-use assets		4,059,397	197,016	(2,838)	(509,068)	—	(33,382)	3,711,125
Asset retirement costs		8,925,388	—	—	(1,133,866)	—	3,497,445	11,288,967
Others		2,745,861	9,028	(22,531)	(1,036,132)	—	723,211	2,419,437

	￦	173,134,638	12,486,698	(756,967)	(12,304,766)	97,425	5,208,280	177,865,308

(3)
The Company’s subsidiaries including Korea Hydro & Nuclear Power Co., Ltd. have recognized proceeds and costs from selling items produced before its intended use, by accounting ￦94,264 million as revenue and ￦63,405 as expense in profit or loss for the year ended December 31, 2022.